ORGANIZATION (Details)	12 Months Ended
	Dec. 31, 2017 Director $ / shares shares	Dec. 31, 2016 $ / shares shares
Organization [Abstract]
Manager shares, issued (in shares) | shares	100	100
Manager shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Maximum [Member]
Organization [Abstract]
Number of directors that can be appointed by Manager Shares | Director	0.43